Segment information - Long lived assets (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Segment information
Total long-lived assets	$ 260,186	$ 260,748
Operating Segments | North America
Segment information
Total long-lived assets	94,121	133,394
Operating Segments | Europe (excl. UK)
Segment information
Total long-lived assets	118,908	97,461
Operating Segments | UK
Segment information
Total long-lived assets	12,538	14,238
Operating Segments | Russia
Segment information
Total long-lived assets	10,886	10,030
Operating Segments | APAC
Segment information
Total long-lived assets	24,563	1,230
Intersegment Eliminations | Other and intercompany elimination
Segment information
Total long-lived assets	$ (830)	$ 4,395